Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Financial Information
16.	Condensed Consolidating Financial Information

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X, Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”). The condensed consolidating financial information presents the financial position of ING U.S., Inc. (“Parent Issuer”), Lion Holdings (“Subsidiary Guarantor”) and all other subsidiaries (“Non-Guarantor Subsidiaries”) of the Company at September 30, 2013 and December 31, 2012, their results of operations and comprehensive income for the nine months ended September 30, 2013 and 2012 and their statements of cash flows for the nine months ended September 30, 2013 and 2012.

The 2022 Notes, 2018 Notes, 2053 Notes and 2043 Notes are fully and unconditionally guaranteed by Lion Holdings, a 100% owned subsidiary of the Company. No other subsidiary of ING U.S., Inc. guarantees the 2022 Notes, 2018 Notes, 2053 Notes or 2043 Notes. Rule 3-10(h) provides that a guarantee is full and unconditional if, when the issuer of a guaranteed security has failed to make a scheduled payment, the guarantor is obligated to make the scheduled payment immediately and, if it does not, any holder of the guaranteed security may immediately bring suit directly against the guarantor for payment of all amounts due and payable. In the event that Lion Holdings does not fulfill the guaranteed obligations, any holder of the 2022 Notes, 2018 Notes, 2053 Notes or 2043 Notes may immediately bring a claim against Lion Holdings for all amounts due and payable.

The following condensed consolidating financial information is presented in conformance with the components of the Condensed Consolidated Financial Statements. Investments in subsidiaries are accounted for using the equity method for purposes of illustrating the consolidating presentation. Equity in the subsidiaries is therefore reflected in the Parent Issuer’s and Subsidiary Guarantor’s Investment in subsidiaries and Equity in earnings of subsidiaries. Non-Guarantor Subsidiaries represent all other subsidiaries on a combined basis. The consolidating adjustments presented herein eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Balance Sheet

September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$69,186.8	$(15.4)	$69,171.4
Fixed maturities, at fair value using the fair value option	—	—	2,910.2	—	2,910.2
Equity securities, available-for-sale, at fair value	71.2	7.0	201.4	—	279.6
Short-term investments	—	—	2,547.3	—	2,547.3
Mortgage loans on real estate, net of valuation allowance	—	—	9,015.6	—	9,015.6
Policy loans	—	—	2,147.5	—	2,147.5
Limited partnerships/corporations	—	—	390.0	—	390.0
Derivatives	112.3	—	1,142.0	(166.9)	1,087.4
Investments in subsidiaries	14,646.8	12,615.9	—	(27,262.7)	—
Other investments	—	0.4	145.3	—	145.7
Securities pledged	—	—	1,312.6	—	1,312.6

Total investments	14,830.3	12,623.3	88,998.7	(27,445.0)	89,007.3
Cash and cash equivalents	464.3	0.6	1,251.7	—	1,716.6
Short-term investments under securities loan agreements, including collateral delivered	—	—	482.4	—	482.4
Accrued investment income	—	—	913.2	—	913.2
Reinsurance recoverable	—	—	6,755.6	—	6,755.6
Deferred policy acquisition costs and Value of business acquired	—	—	5,265.0	—	5,265.0
Sales inducements to contract holders	—	—	278.9	—	278.9
Goodwill and other intangible assets	—	—	323.4	—	323.4
Loans to subsidiaries and affiliates	349.2	0.1	0.6	(349.9)	—
Due from subsidiaries and affiliates	13.4	0.3	3.2	(16.9)	—
Other assets	52.7	—	1,086.9	(1.9)	1,137.7
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,912.3	—	2,912.3
Cash and cash equivalents	—	—	313.4	—	313.4
Corporate loans, at fair value using the fair value option	—	—	4,670.9	—	4,670.9
Other assets	—	—	27.9	—	27.9
Assets held in separate accounts	—	—	103,853.6	—	103,853.6

Total assets	$15,709.9	$12,624.3	$217,137.7	$(27,813.7)	$217,658.2

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholders’ Equity:
Future policy benefits	$—	$—	$14,477.5	$—	$14,477.5
Contract owner account balances	—	—	70,410.4	—	70,410.4
Payables under securities loan agreement, including collateral held	—	—	576.7	—	576.7
Short-term debt	—	253.3	95.9	(349.2)	—
Long-term debt	2,996.6	514.5	18.8	(15.4)	3,514.5
Funds held under reinsurance agreements	—	—	1,212.1	—	1,212.1
Derivatives	66.6	—	1,322.6	(166.9)	1,222.3
Pension and other post-employment provisions	—	—	876.1	—	876.1
Current income taxes	(10.7)	14.8	48.8	—	52.9
Deferred income taxes	(176.8)	—	236.5	—	59.7
Due to subsidiaries and affiliates	2.0	1.2	13.7	(16.9)	—
Other liabilities	62.2	5.5	1,322.8	(2.6)	1,387.9
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	4,627.1	—	4,627.1
Other liabilities	—	—	522.9	—	522.9
Liabilities related to separate accounts	—	—	103,853.6	—	103,853.6

Total liabilities	2,939.9	789.3	199,615.5	(551.0)	202,793.7

Shareholders’ equity:
Total ING U.S., Inc. shareholders’ equity	12,770.0	11,835.0	15,427.7	(27,262.7)	12,770.0
Noncontrolling interest	—	—	2,094.5	—	2,094.5

Total shareholders’ equity	12,770.0	11,835.0	17,522.2	(27,262.7)	14,864.5

Total liabilities and shareholders’ equity	$15,709.9	$12,624.3	$217,137.7	$(27,813.7)	$217,658.2

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$70,925.7	$(15.4)	$70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5

Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs and Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4

Total assets	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder’s Equity:
Future policy benefits	$—	$—	$15,493.6	$—	$15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4

Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0

Shareholders’ equity:
Total ING U.S., Inc. shareholder’s equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3

Total shareholder’s equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2

Total liabilities and shareholder’s equity	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Condensed Consolidating Statement of Operations

For the Nine Months Ended September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$30.9	$0.1	$3,504.0	$(2.5)	$3,532.5
Fee income	—	—	2,722.4	—	2,722.4
Premiums	—	—	1,440.9	—	1,440.9
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(26.9)	—	(26.9)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(4.3)	—	(4.3)

Net other-than-temporary impairments recognized in earnings	—	—	(22.6)	—	(22.6)
Other net realized capital gains (losses)	—	—	(1,935.2)	—	(1,935.2)

Total net realized capital gains (losses)	—	—	(1,957.8)	—	(1,957.8)
Other revenue	3.4	1.7	323.9	(7.7)	321.3
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	346.3	—	346.3
Changes in fair value related to collateralized loan obligations	—	—	(11.1)	—	(11.1)

Total revenues	34.3	1.8	6,368.6	(10.2)	6,394.5

Benefits and expenses:
Policyholder benefits	—	—	1,822.2	—	1,822.2
Interest credited to contract owner account balance	—	—	1,556.8	—	1,556.8
Operating expenses	11.8	—	2,288.0	(7.7)	2,292.1
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	319.6	—	319.6
Interest expense	92.0	42.3	4.8	(2.5)	136.6
Operating expenses related to consolidated investment entities:
Interest expense	—	—	130.6	—	130.6
Other expense	—	—	6.1	—	6.1

Total benefits and expenses	103.8	42.3	6,128.1	(10.2)	6,264.0

Income (loss) before income taxes	(69.5)	(40.5)	240.5	—	130.5
Income tax expense (benefit)	(93.1)	(14.9)	101.6	—	(6.4)

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	23.6	(25.6)	138.9	—	136.9
Equity in earnings (losses) of subsidiaries, net of tax	28.8	648.7	—	(677.5)	—

Net income (loss) including noncontrolling interest	52.4	623.1	138.9	(677.5)	136.9
Less: Net income (loss) attributable to noncontrolling interest	—	—	84.5	—	84.5

Net income (loss) available to ING U.S., Inc.’s common shareholders	$52.4	$623.1	$54.4	$(677.5)	$52.4

Condensed Consolidating Statement of Operations

For the Nine Months Ended September 30, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$2.1	$0.3	$3,644.0	$(3.9)	$3,642.5
Fee income	—	—	2,624.8	—	2,624.8
Premiums	—	—	1,389.9	—	1,389.9
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(30.7)	—	(30.7)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(4.9)	—	(4.9)

Net other-than-temporary impairments recognized in earnings	—	—	(25.8)	—	(25.8)
Other net realized capital gains (losses)	—	—	(870.8)	—	(870.8)

Total net realized capital gains (losses)	—	—	(896.6)	—	(896.6)
Other revenue	9.8	0.7	282.5	(6.3)	286.7
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	435.5	—	435.5
Changes in fair value related to collateralized loan obligations	—	—	(71.3)	—	(71.3)

Total revenues	11.9	1.0	7,408.8	(10.2)	7,411.5

Benefits and expenses:
Policyholder benefits	—	—	1,946.3	—	1,946.3
Interest credited to contract owner account balance	—	—	1,690.0	—	1,690.0
Operating expenses	11.0	1.2	2,325.0	(6.3)	2,330.9
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	539.9	—	539.9
Interest expense	48.6	45.9	18.4	(3.9)	109.0
Operating expenses related to consolidated investment entities:
Interest expense	—	—	74.0	—	74.0
Other expense	—	—	7.3	—	7.3

Total benefits and expenses	59.6	47.1	6,600.9	(10.2)	6,697.4

Income (loss) before income taxes	(47.7)	(46.1)	807.9	—	714.1
Income tax expense (benefit)	24.0	(0.8)	67.1	(94.3)	(4.0)

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(71.7)	(45.3)	740.8	94.3	718.1
Equity in earnings (losses) of subsidiaries, net of tax	567.4	559.0	—	(1,126.4)	—

Net income (loss) including noncontrolling interest	495.7	513.7	740.8	(1,032.1)	718.1
Less: Net income (loss) attributable to noncontrolling interest	—	—	222.4	—	222.4

Net income (loss) available to ING U.S., Inc.’s common shareholder	$495.7	$513.7	$518.4	$(1,032.1)	$495.7

Condensed Consolidating Statement of Comprehensive Income

For the Nine Months Ended September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$52.4	$623.1	$138.9	$(677.5)	$136.9
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(2,733.4)	(1,750.6)	(2,734.1)	4,484.7	(2,733.4)
Other-than-temporary impairments	44.8	25.2	44.8	(70.0)	44.8
Pension and other post-employment benefit liability	(10.3)	(2.4)	(10.3)	12.7	(10.3)

Other comprehensive income (loss), before tax	(2,698.9)	(1,727.8)	(2,699.6)	4,427.4	(2,698.9)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(938.2)	(711.7)	(938.0)	1,649.7	(938.2)

Other comprehensive income (loss), after tax	(1,760.7)	(1,016.1)	(1,761.6)	2,777.7	(1,760.7)

Comprehensive income (loss)	(1,708.3)	(393.0)	(1,622.7)	2,100.2	(1,623.8)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	84.5	—	84.5

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholders	$(1,708.3)	$(393.0)	$(1,707.2)	$2,100.2	$(1,708.3)

Condensed Consolidating Statement of Comprehensive Income

For the Nine Months Ended September 30, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$495.7	$513.7	$740.8	$(1,032.1)	$718.1
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,643.4	1,256.3	1,641.2	(2,897.5)	1,643.4
Other-than-temporary impairments	50.2	31.4	50.2	(81.6)	50.2
Pension and other post-employment benefit liability	(11.0)	(2.4)	(11.0)	13.4	(11.0)

Other comprehensive income (loss), before tax	1,682.6	1,285.3	1,680.4	(2,965.7)	1,682.6
Income tax expense (benefit) related to items of other comprehensive income (loss)	576.1	424.9	498.9	(923.8)	576.1

Other comprehensive income (loss), after tax	1,106.5	860.4	1,181.5	(2,041.9)	1,106.5

Comprehensive income (loss)	1,602.2	1,374.1	1,922.3	(3,074.0)	1,824.6
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	222.4	—	222.4

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$1,602.2	$1,374.1	$1,699.9	$(3,074.0)	$1,602.2

Condensed Consolidating Statement of Cash Flows

For the Nine Months Ended September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$162.4	$33.8	$2,807.9	$(62.0)	$2,942.1

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	11,626.7	—	11,626.7
Equity securities, available-for-sale	9.9	13.7	23.5	—	47.1
Mortgage loans on real estate	—	0.4	1,253.1	—	1,253.5
Limited partnerships/corporations	—	—	274.8	—	274.8
Acquisition of:
Fixed maturities	—	—	(14,281.7)	—	(14,281.7)
Equity securities, available-for-sale	(10.5)	—	(7.4)	—	(17.9)
Mortgage loans on real estate	—	—	(1,583.2)	—	(1,583.2)
Limited partnerships/corporations	—	—	(81.0)	—	(81.0)
Short-term investments, net	—	—	3,443.2	—	3,443.2
Policy loans, net	—	—	52.8	—	52.8
Derivatives, net	—	—	(1,981.6)	—	(1,981.6)
Other investments, net	—	(0.4)	34.7	—	34.3
Sales from consolidated investments entities	—	—	2,518.7	—	2,518.7
Purchase of consolidated investment entities	—	—	(3,352.2)	—	(3,352.2)
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	2.3	—	—	(2.3)	—
Net (issuance) maturity of short-term intercompany loans	(274.5)	58.0	261.1	(44.6)	—
Return of capital contributions from subsidiaries	1,434.0	987.0	—	(2,421.0)	—
Capital contributions to subsidiaries	(2,062.0)	—	—	2,062.0	—
Collateral received (delivered), net	12.7	—	(764.2)	—	(751.5)
Purchases of fixed assets, net	—	—	(25.7)	—	(25.7)

Net cash provided by (used in) investing activities	(888.1)	1,058.7	(2,588.4)	(405.9)	(2,823.7)

Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	8,985.2	—	8,985.2
Maturities and withdrawals from investment contracts	—	—	(9,648.9)	—	(9,648.9)
Proceeds from issuance of debt with maturities of more than three months	2,146.8	—	0.3	—	2,147.1
Repayment of debt with maturities of more than three months	(1,370.3)	(638.6)	(688.5)	—	(2,697.4)
Short-term debt, net	(171.7)	—	0.1	—	(171.6)
Debt issuance costs	(24.8)	—	—	—	(24.8)
Intercompany loans with maturities of more than three months	—	—	(2.3)	2.3	—
Net (repayments of) proceeds from short-term intercompany loans	(319.1)	253.3	21.2	44.6	—
Dividends to parent	—	—	(62.0)	62.0	—
Return of capital contributions to parent	—	(987.0)	(1,434.0)	2,421.0	—
Contributions of capital from parent	—	280.0	1,782.0	(2,062.0)	—
Borrowings of consolidated investment entities	—	—	32.0	—	32.0
Repayments of debt of consolidated investment entities	—	—	(8.5)	—	(8.5)
Contributions from participants in consolidated investment entities	—	—	626.7	—	626.7
Proceeds from issuance of common stock, net	571.6	—	—	—	571.6

Net cash provided by (used in) financing activities	832.5	(1,092.3)	(396.7)	467.9	(188.6)

Net increase (decrease) in cash and cash equivalents	106.8	0.2	(177.2)	—	(70.2)
Cash and cash equivalents, beginning of period	357.5	0.4	1,428.9	—	1,786.8

Cash and cash equivalents, end of period	$464.3	$0.6	$1,251.7	$—	$1,716.6

Condensed Consolidating Statement of Cash Flows

For the Nine Months Ended September 30, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$(123.3)	$25.4	$2,568.9	$(49.0)	$2,422.0

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	13,430.6	—	13,430.6
Equity securities, available-for-sale	20.8	10.4	26.4	—	57.6
Mortgage loans on real estate	—	1.1	1,257.0	—	1,258.1
Loan – Dutch State obligation	—	—	284.0	—	284.0
Limited partnerships/corporations	—	—	318.0	—	318.0
Acquisition of:
Fixed maturities	—	—	(13,636.4)	—	(13,636.4)
Equity securities, available-for-sale	(10.4)	—	(7.0)	—	(17.4)
Mortgage loans on real estate	—	—	(1,248.9)	—	(1,248.9)
Limited partnerships/corporations	—	—	(44.5)	—	(44.5)
Short-term investments, net	—	—	(63.5)	—	(63.5)
Policy loans, net	—	—	51.0	—	51.0
Derivatives, net	—	—	(1,458.8)	—	(1,458.8)
Other investments, net	—	—	4.6	—	4.6
Sales from consolidated investments entities	—	—	1,222.2	—	1,222.2
Purchase of consolidated investment entities	—	—	(1,528.1)	—	(1,528.1)
Net maturity (issuance) of short-term intercompany loans	22.5	(23.7)	2,168.0	(2,166.8)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	174.3	—	181.5
Purchases of fixed assets, net	—	—	(18.8)	—	(18.8)

Net cash provided by (used in) investing activities	453.1	707.8	930.1	(3,299.8)	(1,208.8)

Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	12,910.8	—	12,910.8
Maturities and withdrawals from investment contracts	—	—	(15,278.5)	—	(15,278.5)
Proceeds from issuance of debt with maturities of more than three months	2,910.4	—	1.1	—	2,911.5
Repayment of debt with maturities of more than three months	(649.2)	—	—	—	(649.2)
Short-term debt, net	(242.4)	—	—	—	(242.4)
Debt issuance costs	(30.3)	—	—	—	(30.3)
Net proceeds from (repayments of) short-term intercompany loans	(2,144.3)	—	(22.5)	2,166.8	—
Dividends to parent	—	—	(49.0)	49.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	54.3	—	54.3
Repayments of debt of consolidated investment entities	—	—	(50.4)	—	(50.4)
Contributions from participants in consolidated investment entities	—	—	601.7	—	601.7

Net cash provided by (used in) financing activities	(155.8)	(733.0)	(2,232.5)	3,348.8	227.5

Net increase (decrease) in cash and cash equivalents	174.0	0.2	1,266.5	—	1,440.7
Cash and cash equivalents, beginning of period	1.3	0.6	636.1	—	638.0

Cash and cash equivalents, end of period	$175.3	$0.8	$1,902.6	$—	$2,078.7

20.	Condensed Consolidating Financial Information

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X, Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”). The condensed consolidating financial information presents the financial position of ING U.S., Inc. (“Parent Issuer”), Lion Holdings (“Subsidiary Guarantor”) and all other subsidiaries (“Non-Guarantor Subsidiaries”) of the Company at December 31, 2012 and 2011, and the results of their operations, comprehensive income and cash flows for the years ended December 31, 2012, 2011 and 2010.

On July 13, 2012, the Company issued $850.0 in 5.5% unsecured Senior Notes due 2022 (the “2022 Notes”) in a private placement with registration rights. On February 11, 2013, the Company issued $1.0 billion of unsecured 2.9% Senior Notes due 2018 in a private placement with registration rights (the “2018 Notes”). The 2022 Notes and 2018 Notes are fully and unconditionally guaranteed by Lion Holdings, a 100% owned subsidiary of the Company. No other subsidiary of ING U.S., Inc. guarantees the 2022 Notes or 2018 Notes. See the “Dividend Restrictions” section of the Shareholder’s Equity and Dividend Restrictions note to these Consolidated Financial Statements for information on any significant restrictions on the ability of the Parent Issuer or Subsidiary Guarantor to obtain funds from its subsidiaries by dividend or return of capital.

The following condensed consolidating financial information is presented in conformance with the consolidated financial statements. Investments in subsidiaries are accounted for using the equity method for purposes of illustrating the consolidating presentation. Equity in the subsidiaries is reflected in the Parent Issuer’s and Subsidiary Guarantor’s Investments in subsidiaries and Equity in earnings of subsidiaries, net of tax. Non-Guarantor Subsidiaries represent all other subsidiaries on a combined basis. The Consolidating Adjustments presented eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$70,925.7	$(15.4)	$70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5

Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4

Total assets	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Condensed Consolidating Balance Sheet (Continued)

December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder’s Equity:
Future policy benefits	$—	$—	$15,493.6	$—	$15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4

Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0

Shareholder’s equity:
Total ING U.S., Inc. shareholder’s equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3

Total shareholder’s equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2

Total liabilities and shareholder’s equity	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$67,421.1	$(15.5)	$67,405.6
Fixed maturities, at fair value using the fair value option	—	—	3,010.3	—	3,010.3
Equity securities, available-for-sale, at fair value	69.4	11.6	272.8	—	353.8
Short-term investments	—	—	3,572.7	—	3,572.7
Mortgage loans on real estate, net of valuation allowance	—	—	8,691.1	—	8,691.1
Loan - Dutch State obligation	—	—	1,792.7	—	1,792.7
Policy loans	—	—	2,263.9	—	2,263.9
Limited partnerships/corporations	—	—	599.6	—	599.6
Derivatives	137.1	—	2,701.8	(178.0)	2,660.9
Investments in subsidiaries	14,867.0	13,421.5	—	(28,288.5)	—
Other investments	—	1.7	213.4	—	215.1
Securities pledged	—	—	2,253.5	—	2,253.5

Total investments	15,073.5	13,434.8	92,792.9	(28,482.0)	92,819.2
Cash and cash equivalents	1.3	0.6	636.1	—	638.0
Short-term investments under securities loan agreements, including collateral delivered	—	—	1,075.9	—	1,075.9
Accrued investment income	—	—	881.7	—	881.7
Reinsurance recoverable	—	—	7,723.4	—	7,723.4
Deferred policy acquisition costs, Value of business acquired	—	—	4,352.3	—	4,352.3
Sales inducements to contract holders	—	—	307.3	—	307.3
Current income taxes	(214.0)	(25.3)	265.3	—	26.0
Goodwill and other intangible assets	—	—	382.5	—	382.5
Loans to subsidiaries and affiliates	179.4	24.5	2,332.4	(2,536.3)	—
Due from subsidiaries and affiliates	6.3	0.1	16.5	(22.9)	—
Other assets	55.7	6.8	1,413.8	—	1,476.3
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,860.3	—	2,860.3
Cash and cash equivalents	—	—	137.0	—	137.0
Corporate loans, at fair value using the fair value option	—	—	2,162.9	—	2,162.9
Other assets	—	—	15.5	—	15.5
Assets held in separate accounts	—	—	88,714.5	—	88,714.5

Total assets	$15,102.2	$13,441.5	$206,070.3	$(31,041.2)	$203,572.8

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder’s Equity:
Future policy benefits	$—	$—	$15,626.7	$—	$15,626.7
Contract owner account balances	—	—	72,731.7	—	72,731.7
Payables under securities loan agreement, including collateral held	—	—	1,781.8	—	1,781.8
Short-term debt	2,911.0	500.0	179.5	(2,535.9)	1,054.6
Long-term debt	—	651.3	707.3	(15.5)	1,343.1
Funds held under reinsurance agreements	—	—	1,307.6	—	1,307.6
Derivatives	71.5	—	2,062.3	(178.0)	1,955.8
Pension and other post-employment provisions	—	—	797.7	—	797.7
Deferred income taxes	(263.0)	—	776.0	—	513.0
Due to subsidiaries and affiliates	16.2	0.3	6.4	(22.9)	—
Other liabilities	12.6	17.6	1,533.8	(0.4)	1,563.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	2,057.1	—	2,057.1
Other liabilities	—	—	199.5	—	199.5
Liabilities related to separate accounts	—	—	88,714.5	—	88,714.5

Total liabilities	2,748.3	1,169.2	188,481.9	(2,752.7)	189,646.7

Shareholder’s equity:
Total ING U.S., Inc. shareholder’s equity	12,353.9	12,272.3	16,016.2	(28,288.5)	12,353.9
Noncontrolling interest	—	—	1,572.2	—	1,572.2

Total shareholder’s equity	12,353.9	12,272.3	17,588.4	(28,288.5)	13,926.1

Total liabilities and shareholder’s equity	$15,102.2	$13,441.5	$206,070.3	$(31,041.2)	$203,572.8

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$2.4	$1.9	$4,698.3	$(4.7)	$4,697.9
Fee income	—	—	3,515.4	—	3,515.4
Premiums	—	—	1,861.1	—	1,861.1
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(74.1)	—	(74.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(19.0)	—	(19.0)

Net other-than-temporary impairments recognized in earnings	—	—	(55.1)	—	(55.1)
Other net realized capital gains (losses)	—	—	(1,225.7)	—	(1,225.7)

Total net realized capital gains (losses)	—	—	(1,280.8)	—	(1,280.8)
Other revenue	12.5	0.7	373.7	(8.4)	378.5
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	556.6	—	556.6
Changes in fair value related to collateralized loan obligations	—	—	(113.4)	—	(113.4)

Total revenues	14.9	2.6	9,610.9	(13.1)	9,615.3

Benefits and expenses:
Policyholder benefits	—	—	2,613.5	—	2,613.5
Interest credited to contract owner account balance	—	—	2,248.1	—	2,248.1
Operating expenses	30.5	1.2	3,131.7	(8.4)	3,155.0
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	722.3	—	722.3
Interest expense	74.1	61.4	22.9	(4.7)	153.7
Operating expenses related to consolidated investment entities:
Interest expense	—	—	106.4	—	106.4
Other expense	—	—	10.3	—	10.3

Total benefits and expenses	104.6	62.6	8,855.2	(13.1)	9,009.3

Income (loss) before income taxes	(89.7)	(60.0)	755.7	—	606.0
Income tax expense (benefit)	(349.4)	(1.2)	395.9	(50.5)	(5.2)

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	259.7	(58.8)	359.8	50.5	611.2
Equity in earnings (losses) of subsidiaries, net of tax	213.3	811.1	—	(1,024.4)	—

Net income (loss) including noncontrolling interest	473.0	752.3	359.8	(973.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	—	138.2	—	138.2

Net income (loss) available to ING U.S., Inc.’s common shareholder	$473.0	$752.3	$221.6	$(973.9)	$473.0

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$10.9	$1.8	$4,968.5	$(12.4)	$4,968.8
Fee income	—	—	3,603.6	—	3,603.6
Premiums	—	—	1,770.0	—	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(550.6)	—	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(47.9)	—	(47.9)

Net other-than-temporary impairments recognized in earnings	—	—	(502.7)	—	(502.7)
Other net realized capital gains (losses)	(42.2)	—	(986.5)	—	(1,028.7)

Total net realized capital gains (losses)	(42.2)	—	(1,489.2)	—	(1,531.4)
Other revenue	19.7	1.1	412.1	(4.7)	428.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	528.4	—	528.4
Changes in fair value related to collateralized loan obligations	—	—	(48.8)	—	(48.8)

Total revenues	(11.6)	2.9	9,744.6	(17.1)	9,718.8

Benefits and expenses:
Policyholder benefits	—	—	3,286.5	—	3,286.5
Interest credited to contract owner account balance	—	—	2,452.3	3.2	2,455.5
Operating expenses	11.9	3.2	3,023.6	(7.9)	3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	387.0	—	387.0
Interest expense	61.7	56.4	33.6	(12.4)	139.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	68.4	—	68.4
Other expense	—	—	73.5	—	73.5

Total benefits and expenses	73.6	59.6	9,324.9	(17.1)	9,441.0

Income (loss) before income taxes	(85.2)	(56.7)	419.7	—	277.8
Income tax expense (benefit)	363.0	(17.1)	(354.0)	183.1	175.0

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(448.2)	(39.6)	773.7	(183.1)	102.8
Equity in earnings (losses) of subsidiaries, net of tax	360.1	481.9	—	(842.0)	—

Net income (loss) including noncontrolling interest	(88.1)	442.3	773.7	(1,025.1)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	—	190.9	—	190.9

Net income (loss) available to ING U.S., Inc.’s common shareholder	$(88.1)	$442.3	$582.8	$(1,025.1)	$(88.1)

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$19.7	$2.3	$4,990.2	$(25.2)	$4,987.0
Fee income	—	—	3,516.5	—	3,516.5
Premiums	—	—	1,707.5	—	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(1,383.4)	—	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(492.6)	—	(492.6)

Net other-than-temporary impairments recognized in earnings	—	—	(890.8)	—	(890.8)
Other net realized capital gains (losses)	(155.8)	—	(631.4)	—	(787.2)

Total net realized capital gains (losses)	(155.8)	—	(1,522.2)	—	(1,678.0)
Other revenue	19.2	1.3	531.9	(5.4)	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	316.0	—	316.0
Changes in fair value related to collateralized loan obligations	—	—	(121.8)	—	(121.8)

Total revenues	(116.9)	3.6	9,418.1	(30.6)	9,274.2

Benefits and expenses:
Policyholder benefits	—	—	2,466.7	—	2,466.7
Interest credited to contract owner account balance	—	—	2,560.6	—	2,560.6
Operating expenses	11.9	15.8	3,011.2	(5.4)	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	746.6	—	746.6
Interest expense	249.0	62.2	46.5	(25.2)	332.5
Operating expenses related to consolidated investment entities:
Interest expense	—	—	49.8	—	49.8
Other expense	—	—	46.7	—	46.7

Total benefits and expenses	260.9	78.0	8,928.1	(30.6)	9,236.4

Income (loss) before income taxes	(377.8)	(74.4)	490.0	—	37.8
Income tax expense (benefit)	151.0	(1.3)	125.8	(104.5)	171.0

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(528.8)	(73.1)	364.2	104.5	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	405.9	626.9	—	(1,032.8)	—

Net income (loss) including noncontrolling interest	(122.9)	553.8	364.2	(928.3)	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(10.3)	—	(10.3)

Net income (loss) available to ING U.S., Inc.’s common shareholder	$(122.9)	$553.8	$374.5	$(928.3)	$(122.9)

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$473.0	$752.3	$359.8	$(973.9)	$611.2
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,659.1	1,281.7	1,655.9	(2,937.6)	1,659.1
Other-than-temporary impairments	52.2	30.4	52.2	(82.6)	52.2
Pension and other post-employment benefit liability	(21.4)	(3.2)	(21.4)	24.6	(21.4)

Other comprehensive income (loss), before tax	1,689.9	1,308.9	1,686.7	(2,995.6)	1,689.9
Income tax (benefit) expense related to items of other comprehensive income (loss)	574.2	411.9	555.3	(967.2)	574.2

Other comprehensive income (loss), after tax	1,115.7	897.0	1,131.4	(2,028.4)	1,115.7

Comprehensive income (loss)	1,588.7	1,649.3	1,491.2	(3,002.3)	1,726.9
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	138.2	—	138.2

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$1,588.7	$1,649.3	$1,353.0	$(3,002.3)	$1,588.7

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$(88.1)	$442.3	$773.7	$(1,025.1)	$102.8
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,655.4	901.5	1,658.7	(2,560.2)	1,655.4
Other-than-temporary impairments	165.4	68.2	165.3	(233.5)	165.4
Pension and other post-employment benefit liability	78.9	6.9	78.9	(85.8)	78.9

Other comprehensive income (loss), before tax	1,899.7	976.6	1,902.9	(2,879.5)	1,899.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	278.0	215.7	455.8	(671.5)	278.0

Other comprehensive income (loss), after tax	1,621.7	760.9	1,447.1	(2,208.0)	1,621.7

Comprehensive income (loss)	1,533.6	1,203.2	2,220.8	(3,233.1)	1,724.5
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	190.9	—	190.9

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$1,533.6	$1,203.2	$2,029.9	$(3,233.1)	$1,533.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$(122.9)	$553.8	$364.2	$(928.3)	$(133.2)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	3,377.3	1,823.1	3,373.7	(5,196.8)	3,377.3
Other-than-temporary impairments	(44.7)	(26.3)	(44.8)	71.1	(44.7)
Pension and other post-employment benefit liability	(3.9)	(2.7)	(3.9)	6.6	(3.9)

Other comprehensive income (loss), before tax	3,328.7	1,794.1	3,325.0	(5,119.1)	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	1,012.5	395.8	1,011.3	(1,407.1)	1,012.5

Other comprehensive income (loss), after tax	2,316.2	1,398.3	2,313.7	(3,712.0)	2,316.2

Comprehensive income (loss)	2,193.3	1,952.1	2,677.9	(4,640.3)	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	(10.3)	—	(10.3)

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$2,193.3	$1,952.1	$2,688.2	$(4,640.3)	$2,193.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$59.7	$50.5	$3,264.9	$(93.0)	$3,282.1

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$—	$—	$17,015.2	$—	$17,015.2
Equity securities, available-for-sale	27.2	12.0	27.6	—	66.8
Mortgage loans on real estate	—	—	1,991.8	—	1,991.8
Loan—Dutch State obligation	—	—	1,781.9	—	1,781.9
Limited partnerships/corporations	—	—	895.9	—	895.9
Acquisition of:
Fixed maturities	—	—	(17,292.3)	—	(17,292.3)
Equity securities, available-for-sale	(14.0)	(17.5)	(10.3)	—	(41.8)
Mortgage loans on real estate	—	—	(1,969.0)	—	(1,969.0)
Limited partnerships/corporations	—	—	(178.9)	—	(178.9)
Short-term investments, net	—	—	(2,397.4)	—	(2,397.4)
Policy loans, net	—	—	63.6	—	63.6
Derivatives, net	—	—	(1,395.8)	—	(1,395.8)
Other investments, net	—	1.3	42.1	—	43.4
Sales from consolidated investment entities	—	—	1,781.7	—	1,781.7
Purchase of consolidated investment entities	—	—	(2,851.6)	—	(2,851.6)
Net maturity of short-term intercompany loans	102.3	(33.5)	2,070.8	(2,139.6)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	132.7	—	139.9
Purchases of fixed assets, net	—	—	(29.3)	—	(29.3)

Net cash provided by (used in) investing activities	535.7	682.3	(321.3)	(3,272.6)	(2,375.9)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$16,118.8	$—	$16,118.8
Maturities and withdrawals from investment contracts	—	—	(19,033.4)	—	(19,033.4)
Proceeds from issuance of debt with maturities of more than three months	3,048.5	—	1.1	—	3,049.6
Repayment of debt with maturities of more than three months	(902.5)	—	—	—	(902.5)
Short-term debt	(309.1)	—	—	—	(309.1)
Debt issuance costs	(38.8)	—	—	—	(38.8)
Net (repayments of) proceeds from short-term intercompany loans	(2,037.3)	—	(102.3)	2,139.6	—
Dividends to parent	—	—	(93.0)	93.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	152.6	—	152.6
Repayments of debt of consolidated investment entities	—	—	(56.6)	—	(56.6)
Contributions from (distributions to) participants in consolidated investment entities	—	—	1,262.0	—	1,262.0

Net cash provided by (used in) financing activities	(239.2)	(733.0)	(2,150.8)	3,365.6	242.6

Net increase (decrease) in cash and cash equivalents	356.2	(0.2)	792.8	—	1,148.8
Cash and cash equivalents, beginning of year	1.3	0.6	636.1	—	638.0

Cash and cash equivalents, end of year	$357.5	$0.4	$1,428.9	$—	$1,786.8

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$134.4	$48.7	$4,273.9	$(100.0)	$4,357.0

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$—	$—	$17,312.4	$—	$17,312.4
Equity securities, available-for-sale	21.2	15.7	170.0	—	206.9
Mortgage loans on real estate	—	—	1,542.5	—	1,542.5
Loan - Dutch State obligation	—	—	505.6	—	505.6
Limited partnerships/corporations	—	—	121.3	—	121.3
Acquisition of:
Fixed maturities	—	—	(18,598.9)	—	(18,598.9)
Equity securities, available-for-sale	(12.5)	(17.2)	(23.0)	—	(52.7)
Mortgage loans on real estate	—	—	(2,057.9)	—	(2,057.9)
Limited partnerships/corporations	—	—	(156.4)	—	(156.4)
Short-term investments, net	—	—	(763.2)	—	(763.2)
Policy loans, net	—	—	127.9	—	127.9
Derivatives, net	(410.4)	—	(806.3)	—	(1,216.7)
Other investments, net	—	1.0	(9.4)	—	(8.4)
Sales from consolidated investment entities	—	—	2,422.8	—	2,422.8
Purchase of consolidated investment entities	—	—	(3,044.6)	—	(3,044.6)
Maturity of intercompany loans with maturities more than three months	13.9	500.0	—	(513.9)	—
Net maturity of short-term intercompany loans	856.3	425.4	(384.6)	(897.1)	—
Return of capital contributions from subsidiaries	200.0	9.6	—	(209.6)	—
Capital contributions to subsidiaries	(377.0)	(347.0)	—	724.0	—
Collateral received (delivered), net	(2.5)	—	759.2	—	756.7
Purchases of fixed assets, net	—	—	(32.9)	—	(32.9)
Other, net	—	—	(16.1)	—	(16.1)

Net cash provided by (used in) investing activities	289.0	587.5	(2,931.6)	(896.6)	(2,951.7)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$16,571.1	$—	$16,571.1
Maturities and withdrawals from investment contracts	—	—	(17,246.6)	500.0	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	548.5	—	58.0	—	606.5
Repayment of debt with maturities of more than three months	(573.8)	—	—	—	(573.8)
Short-term debt	(359.0)	—	(1,546.0)	—	(1,905.0)
Intercompany loans with maturities of more than three months	—	—	(13.9)	13.9	—
Net (repayments of) proceeds from short-term intercompany loans	(40.8)	(983.1)	126.8	897.1	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	—	(209.6)	209.6	—
Contributions of capital from parent	—	347.0	377.0	(724.0)	—
Borrowings of consolidated investment entities	—	—	138.9	—	138.9
Repayments of debt of consolidated investment entities	—	—	(121.4)	—	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	—	—	647.7	—	647.7

Net cash provided by (used in) financing activities	(425.1)	(636.1)	(1,318.0)	996.6	(1,382.6)

Net increase (decrease) in cash and cash equivalents	(1.7)	0.1	24.3	—	22.7
Cash and cash equivalents, beginning of year	3.0	0.5	611.8	—	615.3

Cash and cash equivalents, end of year	$1.3	$0.6	$636.1	$—	$638.0

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$511.6	$68.7	$2,069.4	$(100.0)	$2,549.7

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$—	$—	$20,554.6	$—	$20,554.6
Equity securities, available-for-sale	37.0	19.9	402.7	—	459.6
Mortgage loans on real estate	—	—	1,677.7	—	1,677.7
Loan—Dutch State obligation	—	—	519.9	—	519.9
Limited partnerships/corporations	—	—	173.9	—	173.9
Acquisition of:
Fixed maturities	—	—	(24,788.4)	—	(24,788.4)
Equity securities, available-for-sale	(24.0)	(20.9)	(104.1)	—	(149.0)
Mortgage loans on real estate	—	—	(627.2)	—	(627.2)
Limited partnerships/corporations	—	—	(182.0)	—	(182.0)
Short-term investments, net	—	—	2,525.8	—	2,525.8
Policy loans, net	—	—	47.7	—	47.7
Derivatives, net	(198.0)	—	(1,515.7)	—	(1,713.7)
Other investments, net	—	1.5	(35.2)	—	(33.7)
Sales from consolidated investment entities	—	—	1,063.2	—	1,063.2
Purchase of consolidated investment entities	—	—	(1,095.5)	—	(1,095.5)
Maturity of intercompany loans with maturities more than three months	43.2	—	—	(43.2)	—
Net maturity of short-term intercompany loans to subsidiaries	482.8	(449.9)	465.3	(498.2)	—
Return of capital contributions from subsidiaries	688.1	492.9	—	(1,181.0)	—
Capital contributions to subsidiaries	(1,597.0)	(768.6)	—	2,365.6	—
Collateral received (delivered), net	(75.8)	—	59.7	—	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5	(50.0)	125.0	(57.5)	—	17.5
Purchases of fixed assets, net	—	—	(34.7)	—	(34.7)
Merger of subsidiary into parent	—	450.0	(450.0)	—	—
Other, net	—	—	(55.8)	—	(55.8)

Net cash provided by (used in) investing activities	(693.7)	(150.1)	(1,455.6)	643.2	(1,656.2)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$11,731.3	$—	$11,731.3
Maturities and withdrawals from investment contracts	—	—	(13,207.8)	—	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	265.1	—	—	—	265.1
Repayment of debt with maturities of more than three months	(319.9)	—	(1,218.3)	—	(1,538.2)
Short-term debt	(121.1)	—	828.8	—	707.7
Intercompany loans with maturities of more than three months	—	—	(43.2)	43.2	—
Net (repayments of) proceeds from short-term intercompany loans	(15.4)	20.8	(503.6)	498.2	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	(688.1)	(492.9)	1,181.0	—
Contributions of capital from parent	—	749.0	1,616.6	(2,365.6)	—
Borrowings of consolidated investment entities	—	—	168.3	—	168.3
Repayments of debt of consolidated investment entities	—	—	(40.0)	—	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	—	—	(8.5)	—	(8.5)
Contribution of capital	374.5	—	—	—	374.5

Net cash provided by (used in) financing activities	183.2	81.7	(1,269.3)	(543.2)	(1,547.6)

Net increase (decrease) in cash and cash equivalents	1.1	0.3	(655.5)	—	(654.1)
Cash and cash equivalents, beginning of year	1.9	0.2	1,267.3	—	1,269.4

Cash and cash equivalents, end of year	$3.0	$0.5	$611.8	$—	$615.3